Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	792.42
Total Transaction Valuation	5,738,004.4
Total Offset Amount	0
Net Fee	$ 792.42
Offset Table N/A	N/A